Trade and Other Payables	6 Months Ended
Jun. 30, 2023
Trade and Other Payables [Abstract]
Trade and other payables

Note 14 — Trade and other payables

	June 30, 2023	December 31, 2022
	EUR	EUR
Trade payables – outside parties	319,279	100,791
Trade payables – related parties	25,695	29,533
Other payables – outside parties	77,792	512,698
Other payables – related parties	-	7,235
	422,766	650,258

Trade payables are unsecured and are usually paid within 30 days of recognition. The carrying amounts of trade and other payables are considered to be the same as their fair values, due to their short-term nature.

Trade payables mainly represents trade payables due to vendors, including independent third party and related parties, who delivered the consultancy services. Other payable mainly represents deferred revenue, VAT and other tax payables.

The largest related party trade payable represents 40% of the total trade payable – related parties as at June 30, 2023 and relates to rent for the facilities at Sportski Centar Pandev. This related party agreement is at market value and is recorded accordingly.